Earnings per share (Tables)	12 Months Ended
Oct. 31, 2019
Earnings per share [Abstract]
Reconciliation of Earnings and Weighted Average Number of Shares
Reconciliation of the earnings and weighted average number of shares:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Earnings ($m)
(Loss)/profit for the period from continuing operations	(18.1)	707.2	124.1
Profit for the period from discontinued operation	1,487.2	76.9	33.7
	1,469.1	784.1	157.8

Number of shares (m)
Weighted average number of shares	378.1	388.7	229.2
Dilutive effects of shares	4.1	11.0	8.2
	382.2	399.7	237.4

Earnings per share
Basic earnings per share (cents)
Continuing operations	(4.87)	181.91	54.17
Discontinued operation	393.37	19.79	14.71
Total Basic earnings per share	388.50	201.70	68.88

Diluted earnings per share (cents)
Continuing operations [1]	(4.87)	176.92	52.31
Discontinued operation	389.16	19.25	14.20
Total Diluted earnings per share [1]	384.35	196.17	66.51

Basic earnings per share (pence)
Continuing operations	(3.82)	136.73	41.88
Discontinued operation	308.89	14.88	11.37
Total Basic earnings per share	305.07	151.61	53.25

Diluted earnings per share (pence)
Continuing operations [1]	(3.82)	132.98	40.44
Discontinued operation	305.59	14.47	10.98
Total Diluted earnings per share [1]	301.81	147.45	51.42

Earnings attributable to ordinary shareholders
From continuing operations	(18.1)	707.2	124.1
Excluding non-controlling interests	(0.3)	(0.1)	0.1
(Loss)/profit for the period from continuing operations	(18.4)	707.1	124.2
From discontinued operation	1,487.2	76.9	33.7
	1,468.8	784.0	157.9
Average exchange rate	$1.27/£1	$1.33/£1	$1.29/£1

[1] As there is a loss from continuing operations attributable to the ordinary equity shareholders of the Company for the 12 months ended October 31, 2019 ($18.4m), the Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33. There was total earnings attributable to ordinary equity shareholders of the Company for the 12 months ended October 31, 2019 of $1,468.8m and therefore the effect of dilutive securities can be reflected in the total Diluted EPS above.